ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segments	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading activity:
Drydocking expenditure	$ 8,947,000	$ 4,248,000	$ 20,939,000
Accumulated Other Comprehensive Loss:
Unrealized net loss on qualifying cash flow hedging instruments	(4,671,000)	1,822,000	6,832,000
Unrealized gain on available-for-sale securities	15,751,000	7,796,000	5,911,000
Losses associated with pensions, net of tax recoveries of $0.3 million (2011: $0.4 million)	15,251,000	12,731,000	17,809,000
Accumulated other comprehensive loss	5,171,000	(6,757,000)	(18,730,000)	(34,948,000)
Tax recoveries from losses associated with pensions	(200,000)	(300,000)
Number of reportable segments	3
Other operating gains and losses | Energy trading contract
Trading activity:
Gains and losses on trading activity	4,000,000	0		0
Newbuildings
Trading activity:
Interest Costs Capitalized	$ 21,100,000	$ 22,500,000	$ 10,300,000
Minimum [Member] | Drydocking [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	2 years